Financial Instruments, Financial Risks and Capital Management (Details) - Schedule of the credit quality of the group’s financial assets - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
2022
Gross carrying amount	€ 36,661	€ 124,427
Loss allowance
Net carrying amount	€ 36,661	€ 124,427
Trade receivables [member]
2022
12-month or lifetime ECL	Lifetime ECL – Not credit-impaired	Lifetime ECL – Not credit-impaired
Gross carrying amount	€ 31,660	€ 120,363
Loss allowance
Net carrying amount	€ 31,660	€ 120,363
Other receivables [Member]
2022
12-month or lifetime ECL	12-month ECL	12-month ECL
Gross carrying amount	€ 5,001	€ 4,064
Loss allowance
Net carrying amount	€ 5,001	€ 4,064